Income Tax - Summary Of Expiration Of Unused Tax Losses (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
ARGENTINA | From December31 2022To December31 2026 [Member]
Disclosure Of Expiration Of Unused Tax Losses [Line Items]
Amount Carried Forward	$ 20,460
Amount Recognized	0
CHINA | December31 2026 [Member]
Disclosure Of Expiration Of Unused Tax Losses [Line Items]
Amount Carried Forward	401
Amount Recognized	100
NETHERLANDS | December31 2027 [Member]
Disclosure Of Expiration Of Unused Tax Losses [Line Items]
Amount Carried Forward	16
Amount Recognized	4
URUGUAY | December31 2026 [Member]
Disclosure Of Expiration Of Unused Tax Losses [Line Items]
Amount Carried Forward	10
Amount Recognized	$ 3